EQUITY	9 Months Ended	12 Months Ended
	Jun. 30, 2018	Sep. 30, 2017
Notes to Financial Statements
EQUITY

Authorized Capital Stock

The Company has authorized 105,000,000 shares of capital stock, of which 100,000,000 are shares of voting common stock, par value $0.001 per share, and 5,000,000 are shares preferred stock, par value $0.001 per share.

Voting Preferred Stock

Series D Preferred Stock and Warrants

On May 1, 2018, the Company issued 357,143 shares of Series D Convertible Preferred Stock and a warrant to purchase 357,143 shares of common stock in a private placement to an accredited investor for gross proceeds of $250,000 pursuant to a Series D Preferred Stock and Warrant Purchase Agreement dated May 1, 2016.

The initial conversion price of the Series D Shares is $0.70 per share, subject to certain adjustments. The initial exercise price of the warrant is $0.70 per share, also subject to certain adjustments. The Company also amended and restated the Certificate of Designations, resulting in an adjustment to the conversion price of all currently outstanding Series D Shares to $0.70 per share.

Common Stock

All of the offerings and sales described below were deemed to be exempt under Rule 506 of Regulation D and/or Section 4(a)(2) of the Securities Act. No advertising or general solicitation was employed in offering the securities, the offerings and sales were made to a limited number of persons, all of whom were accredited investors and transfer was restricted by the company in accordance with the requirements of Regulation D and the Securities Act. All issuances to accredited and non-accredited investors were structured to comply with the requirements of the safe harbor afforded by Rule 506 of Regulation D, including limiting the number of non-accredited investors to no more than 35 investors who have sufficient knowledge and experience in financial and business matters to make them capable of evaluating the merits and risks of an investment in our securities.

The following equity issuances occurred during the nine months ended June 30, 2018:

The Company issued 708,240 shares of common stock to Names Executive Officers, directors, employees and consultants and for services during 2018. The Company expensed $183,881.

On April 10, 2018, the Company issued 2,000,000 shares of our common stock to Phillip A. Bosua under the terms of the Merger Agreement with RAAI common stock. The shares were valued at the fair market value of $520,000 or $0.26 per share.

On June 25, 2018, the Company closed a private placement and received gross proceeds of $1,750,000 ($1,710,000 as of June 30, 2018) in exchange for issuing 7,000,000 (6,840,000 as of June 30, 2018) shares of common stock and warrants to purchase 3,500,000 (3,420,000 as of June 30, 2018) shares of common stock in a private placement to accredited investors pursuant to a series of substantially identical subscription agreements. The initial exercise price of the warrants described above is $0.25 per share, subject to certain adjustments, and they expired five years after their issuance. The shares and the warrants described above were issued in transactions that were not registered under the Securities Act of 1933, as amended (the “Act”) in reliance upon applicable exemptions from registration under Section 4(a)(2) of the Act and/or Rule 506 of SEC Regulation D under the Act.

On June 25, 2018, the Company issued 500,000 shares of our common stock to Phillip A. Bosua under the terms of an Employment agreement dated April 10, 2018. The shares were valued at the fair market value of $165,000 or $0.33 per share.

The Company closed debt conversions and issued 835,000 shares of common stock in exchange for the conversion of $247,950 in preexisting debt owed by the Company to certain service providers, all of whom are accredited investors. These shares were issued in transactions that were not registered under the Act in reliance upon applicable exemptions from registration under Section 4(a)(2) of the Act and/or Rule 506 of SEC Regulation D under the Act.

Warrants to Purchase Common Stock

The following warrants were issued during the nine months ended June 30, 2018:

On December 15, 2017, the Company received $250,000 and issued a senior convertible exchangeable debenture with a principal amount of $300,000 and a five year common stock purchase warrant to purchase 1,200,000 shares of common stock in a private placement dated December 12, 2017 to an accredited investor pursuant to a Securities Purchase Agreement dated August 14, 2017. See Note 9 for additional details. The initial exercise price of the warrants described above is $0.25 per share, also subject to certain adjustments.

On March 2, 2018, the Company received gross proceeds of $280,000 in exchange for issuing a senior convertible redeemable debenture with a principal amount of $336,000 and a five year warrant to purchase 1,344,000 shares of common stock in a private placement dated February 28, 2018 to an accredited investor pursuant to a Securities Purchase Agreement dated August 14, 2017 See Note 9 for additional details. The initial exercise price of the warrants described above is $0.25 per share, also subject to certain adjustments.

The Company entered into a Note and Account Payable Conversion Agreement pursuant to which (a) all $664,233 currently owing under the J3E2A2Z Notes was converted to a Convertible Redeemable Promissory Note in the principal amount of $664,233, and (b) all $519,833 of the J3E2A2Z Account Payable was converted into a Convertible Redeemable Promissory Note in the principal amount of $519,833 together with a warrant to purchase up to 1,039,666 shares of common stock of the Company for a period of five years. The initial exercise price of the warrants described above is $0.50 per share, also subject to certain adjustments. See Note 9 for additional details.

In addition, effective as of January 31, 2018, Erickson was issued a warrant to purchase up to 855,000 shares of common stock of the Company for a period of five years. The initial exercise price of the warrants described above is $0.50 per share, also subject to certain adjustments. See Note 9 for additional details.

During the nine months ended June 30, 2018, The Company issued placement agent warrants related to the issuance of senior convertible redeemable debentures and Series D Preferred Stock to purchase up to 498,400 shares of common stock for a period of five years. The initial exercise price of the warrants described above is $0.25 per share, also subject to certain adjustments. The estimated fair value was $??

On June 25, 2018, the Company closed a private placement and received gross proceeds of $1,750,000 ($1,710,000 as of June 30, 2018) in exchange for issuing 7,000,000 (6,840,000 as of June 30, 2018) shares of common stock and warrants to purchase 3,500,000 (3,420,000 as of June 30, 2018) shares of common stock in a private placement to accredited investors pursuant to a series of substantially identical subscription agreements. The initial exercise price of the warrants described above is $0.25 per share, subject to certain adjustments, and they expired five years after their issuance. The shares and the warrants described above were issued in transactions that were not registered under the Securities Act of 1933, as amended (the “Act”) in reliance upon applicable exemptions from registration under Section 4(a)(2) of the Act and/or Rule 506 of SEC Regulation D under the Act.

The Company issued warrants to purchase 874,000 shares of common stock to Named Executive Officers, directors, employees and consultants and for services during 2018. The Company expensed $232,255.

A summary of the warrants outstanding as of June 30, 2018 were as follows:

	June 30, 2018
		Weighted
		Average
		Exercise
	Shares	Price
Outstanding at beginning of period	6,900,356	$0.428
Issued	9,231,066	0.250
Exercised	-	-
Forfeited	-	-
Expired	(544,998)	(0.250)
Outstanding at end of period	15,586,424	$0.328
Exercisable at end of period	15,586,424

A summary of the status of the warrants outstanding as of June 30, 2018 is presented below:

	June 30, 2018
	Weighted	Weighted		Weighted
	Average	Average		Average
Number of	Remaining	Exercise	Shares	Exercise
Warrants	Life (In Years)	Price	Exercisable	Price
13,929,123	4.27	$0.250	13,929,123	$0.250
714,286	3.08	0.700	714,286	0.700
936,348	3.37	1.000	936,348	1.000
6,667	0.50	30.000	6,667	30.000
15,586,424	3.84	$0.328	15,586,424	$0.328

The significant weighted average assumptions relating to the valuation of the Company’s warrants for the nine months ended June 30, 2018 were as follows:

Dividend yield	0%
Expected life	1-2 years
Expected volatility	125%-145%
Risk free interest rate	2.0%-2.14%

There were vested warrants of 14,643,409 as of June 30, 2018 with an aggregate intrinsic value of $9,489,655.

Authorized Capital Stock

The Company authorized 105,000,000 shares of capital stock, of which 100,000,000 are shares of voting common stock, par value $0.001 per share, and 5,000,000 are shares preferred stock, par value $0.001 per share.

Voting Preferred Stock

The Company is authorized to issue up to 5,000,000 shares of preferred stock with a par value of $0.001.

Series A Preferred Stock

On July 21, 2015, the Company filed with the Nevada Secretary of State an Amended and Restated Certificate of Designations, Preferences and Rights for our Series A Convertible Preferred Stock. Among other things, the Amended and Restated Certificate changed the conversion price and the stated value of the Series A Preferred from $0.10 (pre reverse stock split) to $30.00 (post-reverse stock split), and added a provision adjusting the conversion price upon the occurrence of certain events.

Under the Amended and Restated Certificate, the Company had 11,667 shares of Series A Preferred authorized, all of which are outstanding. Each holder of outstanding shares of Series A Preferred is entitled to the number of votes equal to the number of whole shares of common stock into which the shares of Series A Preferred held by such holder are then convertible as of the applicable record date. The Company cannot amend, alter or repeal any preferences, rights, or other terms of the Series A Preferred so as to adversely affect the Series A Preferred, without the written consent or affirmative vote of the holders of at least 66% of the then outstanding shares of Series A Preferred, voting as a separate voting group, given by written consent or by vote at a meeting called for such purpose for which notice shall have been duly given to the holders of the Series A Preferred.

During the year ended September 30, 2015, the Company sold 11,667 Series A Preferred Stock to two investors totaling $350,000. These shares are expected to be convertible into 11,667 shares of common stock at $30.00 per share, subject to adjustment, for a period of five years.   The Series A Preferred Stock has voting rights and may not be redeemed without the consent of the holder.

The Company also issued (i) a Series C five-year Warrant for 23,334 shares of common stock at an exercise price of $30.00 per share, which is callable at $60.00 per share; and (ii) a Series D five-year Warrant for 23,334 shares of common stock at an exercise price of $45.00 per share, which is callable at $90.00 per share. The Series A Preferred Stock and Series C and D Warrants had registration rights.

On July 20, 2015, the two investors entered into an Amendment to Series A Preferred Stock Terms whereby they agreed to the terms of the Amended and Restated Certificate of Designations, Preferences and Rights of Series A Convertible Preferred Stock and waived all registration rights.

On August 4, 2016, the price of the Series A Preferred Stock was adjusted to $0.70 per share due to the issuance of common stock at that price.

On March 8, 2016, we received approval from the State of Nevada for the Correction to the Company’s Amended and Restated Certificate of Designations, Preferences and Rights of its Series A Convertible Preferred Stock. The Amended and Restated Certificate filed July 21, 2015 changed the conversion price and the stated value from $0.10 (pre reverse stock split) to $30.00 (post-reverse stock split), and adding a provision adjusting the conversion price upon the occurrence of certain events. On February 19, 2016, the holders of Series A Convertible Preferred Stock entered into Amendment 2 of Series A Preferred Stock Terms and increased the number of Preferred Stock Shares to properly account for the reverse stock split. The Company has 23,334 Series A Preferred Stock issued and outstanding.

On August 14, 2017, the price of the Series A Preferred Stock and Series C Warrants were adjusted to $0.25 per share pursuant to the documents governing such instruments.

Series B Redeemable Convertible Preferred Stock

On March 8, 2016, the Company received approval from the State of Nevada for the Certificate of Designations of Preferences, Powers, Rights and Limitations of Series B Redeemable Convertible Preferred Stock. The Certificate authorized 5,000 shares of Series B Preferred Stock at a par value of $.001 per share that is convertible into common stock at $7.50 per share, subject to certain adjustments as set forth in the Certificate.

The Company entered into a Stock Purchase Agreement with an institutional investor pursuant to which the Company issued 255 Shares of Series B Redeemable Preferred Shares (“Series B Preferred Shares”) of the Company at $10,000 per share with a 5.0% original issue discount for the sum of $2,500,000.

At closing, the Company sold 51 Series B Preferred Shares in exchange for payment to the Company of $505,000 in cash and issued an additional 204 Series B Preferred Shares in exchange for delivery of a full recourse 1% Promissory Note (“Note”) for $1,995,000 and payment to the Company of $5,000 in cash (paid). The Note is collateralized by the Series B Preferred Shares. Under the terms of the Note, the Company is to receive an additional $500,000 for each $5 million, or in certain cases a lower amount, in aggregate trading volume of the common stock, so long as it meets certain other requirements. Any remaining balance under the Note is payable at its maturity in seven years. Due to the uncertainty on the receipt of achieving future funding, the Company has not booked the full recourse 1% Promissory Note.

The Series B Preferred Shares are convertible into common stock at $7.50 per share; provided that the institutional investor may not convert any Series B Preferred Shares into common stock until that portion of the Note underlying the purchase of the converted portion of Series B Preferred Shares is paid in cash to Company.

The Company may issue, at our sole discretion in lieu of cash, as a conversion premium or in payment of dividends on such shares of Series B Preferred Shares. The number of additional common shares that we may issue as a conversion premium or in payment of dividends, is dependent on the dividend rate which can vary depending on our underlying stock price at the time of conversion and assuming no triggering event has occurred.

The Company filed a Registration Statement on Form S-1, which was declared effective May 6, 2016, to register $2,675,000 for the resale of all shares of common stock issuable upon conversion of the Series B Shares.

In the third quarter ended June 30, 2016, the investor converted 35 preferred shares into 74,064 shares of common stock valued at $506,695. Prior to the closing of the First Amendment to the Stock Purchase Agreement the investor converted the remaining 16 preferred shares into 52,000 shares of common stock valued at $169,000.

On August 5, 2016, the Company closed the First Amendment to Stock Purchase Agreement with the institutional investor. As a result of this amendment agreement the Company paid the sum of $505,000 to the institutional investor and cancelled the remaining 204 shares of Series B Preferred Stock that had not been purchased, and the parties terminated the relationship and all aspects of the Stock Purchase Agreement described above in its entirety. We recorded an expense of $674,000 related to this Amendment Agreement during the three months ended September 30, 2016, which includes the conversion of the remaining 16 shares.

On September 1, 2016, the Company filed a Withdrawal of Certificate of Designations of Preferences, Powers, Rights and Limitations of Series B Redeemable Convertible Preferred Stock with the State of Nevada. In August 15, 2016, the SEC approved the withdrawal of the Registration Statement on Form S-1.

Series C and D Preferred Stock and Warrants

On August 5, 2016, the Company closed a Series C Preferred Stock and Warrant Purchase Agreement with Clayton A. Struve, an accredited investor for the purchase of $1,250,000 of preferred stock with a conversion price of $0.70 per share. The preferred stock has a yield of 8% and an ownership blocker of 4.99%. In addition, Mr. Struve received a five year warrant to acquire 1,785,714 shares of common stock at $0.70 per share.

To determine the effective conversion price, a portion of the proceeds received by the Company upon issuance of the Series C Preferred Stock was first allocated to the freestanding warrants issued as part of this transaction. Given that the warrants will not subsequently be measured at fair value, the Company determined that the warrants should receive an allocation of the proceeds based on their relative fair value. This is based on the understanding that the FASB staff and the SEC staff believe that a freestanding instrument issued in a basket transaction should be initially measured at fair value if it is required to be subsequently measured at fair value pursuant to US generally accepted accounting principles (“GAAP”), with the residual proceeds from the transaction allocated to any remaining instruments based on their relative fair values. As such, the warrants were allocated a fair value of approximately $514,706 upon issuance, with the remaining $735,294 of proceeds allocated to the Series C Preferred Stock.

Proportionately, this allocation resulted in approximately 59% of the face amount of the Series C Preferred Stock issuance remaining, which applied to the stated conversion price of $0.70 resulted in an effective conversion price of approximately $0.41.

Having determined the effective conversion price, the Company then compared this to the fair value of the underlying Common Stock as of the commitment date, which was approximately $1.06 per share, and concluded that the conversion feature did have an intrinsic value of $0.65 per share. As such, the Company concluded that the Series C Preferred Stock did contain a beneficial conversion feature and an accounting entry and additional financial statement disclosure was required.

Because our preferred stock is perpetual, with no stated maturity date, and the conversions may occur any time from inception, the dividend is recognized immediately when a beneficial conversion exists at issuance. During the year ending September 30, 2016, the Company. recognized preferred stock dividends of $1.16 million on Series C preferred stock related to the beneficial conversion feature arising from a common stock effective conversion rate of $0.41 versus a current market price of $1.06 per common share.

On November 14, 2016, the Company issued 187,500 shares of Series D Convertible Preferred Stock and a warrant to purchase 187,500 shares of common stock in a private placement to certain accredited investors for gross proceeds of $150,000 pursuant to a Series D Preferred Stock and Warrant Purchase Agreement dated November 10, 2016.

The warrants associated with the November 14, 2016 issuance were allocated a fair value of approximately $56,539 upon issuance, with the remaining $63,539 of net proceeds allocated to the Series D Preferred Stock. Proportionately, this allocation resulted in approximately 53% of the amount of the Series D Preferred Stock issuance remaining, which applied to the stated conversion price of $0.80 resulted in an effective conversion price of approximately $0.34. Having determined the effective conversion price, the Company then compared this to the fair value of the underlying Common Stock as of the commitment date, which was approximately $1.14 per share, and concluded that the conversion feature did have an intrinsic value of $0.80 per share. As such, the Company concluded that the Series D Preferred Stock did contain a beneficial conversion feature of $150,211 which was recorded as a beneficial conversion in stockholders’ equity.

On December 19, 2016, the Company issued 187,500 shares of Series D Convertible Preferred Stock and a warrant to purchase 187,500 shares of common stock in a private placement to an accredited investor for gross proceeds of $150,000 pursuant to a Series D Preferred Stock and Warrant Purchase Agreement dated December 14, 2016.

The warrants associated with the December 19, 2016 issuance were allocated a fair value of approximately $60,357 upon issuance, with the remaining $69,643 of net proceeds allocated to the Series D Preferred Stock. Proportionately, this allocation resulted in approximately 54% of the amount of the Series D Preferred Stock issuance remaining, which applied to the stated conversion price of $0.80 resulted in an effective conversion price of approximately $0.37. Having determined the effective conversion price, the Company then compared this to the fair value of the underlying Common Stock as of the commitment date, which was approximately $0.81 per share, and concluded that the conversion feature did have an intrinsic value of $0.44 per share. As such, the Company concluded that the Series C Preferred Stock did contain a beneficial conversion feature of $82,232 which was recorded as a beneficial conversion in stockholders’ equity.

Because the Company’s preferred stock is perpetual, with no stated maturity date, and the conversions may occur any time from inception, the dividend is recognized immediately when a beneficial conversion exists at issuance. During the year ending September 30, 2017, the Company. recognized preferred stock dividends of $234,443 million on Series D preferred stock related to the beneficial conversion feature arising from a common stock effective conversion rate of $0.34 and $0.37 versus the original market price of $1.14 and $1.06 per common share, respectively.

On May 1, 2017, the Company issued 357,143 shares of Series D Convertible Preferred Stock (the “Series D Shares”) and a warrant to purchase 357,143 shares of common stock in a private placement to an accredited investor for gross proceeds of $250,000 pursuant to a Series D Preferred Stock and Warrant Purchase Agreement dated May 1, 2016.

The initial conversion price of the Series D Shares is $0.70 per share, subject to certain adjustments. The initial exercise price of the warrant is $0.70 per share, also subject to certain adjustments. The Company also amended and restated the Certificate of Designation for the Series D Shares, resulting in an adjustment to the conversion price of all currently outstanding Series D Shares to $0.70 per share.

Having determined the effective conversion price, the Company then compared this to the fair value of the underlying Common Stock as of the commitment date, which was approximately $0.48 per share, and concluded that the conversion feature did not have an intrinsic value. As such, the Company concluded that the Series D Preferred Stock did not contain a beneficial conversion feature and an accounting entry and additional financial statement disclosure was not required

Common Stock

All of the offerings and sales described below were deemed to be exempt under Rule 506 of Regulation D and/or Section 4(a)(2) of the Securities Act. No advertising or general solicitation was employed in offering the securities, the offerings and sales were made to a limited number of persons, all of whom were accredited investors and transfer was restrictedby the company in accordance with the requirements of Regulation D and the Securities Act. All issuances to accredited and non-accredited investors were structured to comply with the requirements of the safe harbor afforded by Rule 506 of Regulation D, including limiting the number of non-accredited investors to no more than 35 investors who have sufficient knowledge and experience in financial and business matters to make them capable of evaluating the merits and risks of an investment in our securities.

The following equity issuances occurred during the year ended September 30, 2017:

On October 21, 2015, the Company entered into a Public Relations Agreement with Financial Genetics LLC for public relation services. On October 18, 2016, the Company entered into an Amendment to Public Relations Agreement with Financial Genetics LLC. Under the Agreements, Financial Genetics was issued 359,386 shares of our common stock during the year ended September 30, 2017. The Company expensed $271,309 during the year ended September 30, 2017.

On October 6, 2016, the Company entered into a Services Agreement with Redwood Investment Group LLC for financial services. Under the Agreement, Redwood was issued 200,000 shares of our common stock. The Company expensed $140,000 during the year ended September 30, 2017.

The Company entered into Convertible Promissory Notes totaling $710,000 with accredited investors during September 2015 to February 2016 to fund short-term working capital. The Notes accrued interest at a rate of 8% per annum and became due September 2016 to February 2017 and were convertible into common stock as part of our next financing. On November 30, 2016, the Company converted $695,000 of the /Convertible Promissory Notes and interest of $54,078 into 936,348 shares of comment stock. The Company also issued warrants to purchase 936,348 shares of the Company’s common stock. The five-year warrants are exercisable at $1.00 per share, subject to adjustment.

On December 22, 2016, a supplier converted accounts payable totaling $6,880 into 8,600 shares of common stock.

On the year ended September 30, 2017, the Company issued 795,000 shares of restricted common stock to two Names Executive Officers employees, two directors and six employees and consultants and for services during 2015-2017. The shares were issued in accordance with the 2011 Stock Incentive Plan and were valued at $0.17 per share, the market price of our common stock. The Company expensed $135,150 during the year ended September 30, 2017.

The following equity issuances occurred during the year ended September 30, 2016:

Thirteen investors exercised warrants at $2.50 per share and were issued 207,667 shares of common stock, for a total of $519,162 in proceeds to the Company.

On October 21, 2015, the Company entered into a Public Relations Agreement with Financial Genetics LLC for public relation services. Under the Agreement, Financial Genetics was issued 35,268 shares of our common stock. The Company expensed $218,653 during the year ended September 30, 2016.

On October 6, 2015, the Company entered into a Consulting Agreement with Joshua Conroy for business development services. Under the Agreement, Mr. Conroy was issued 1,711 shares of our common stock. The Company expensed $11,977 during the year ended September 30, 2016.

The Company entered into Convertible Promissory Notes totaling $710,000 with accredited investors during September 2015 to February 2016 to fund short-term working capital. The Notes accrue interest at a rate of 8% per annum and become due September 2016 to February 2017 and are convertible into common stock as part of our next financing. The investors received $710,000 in warrants that are exercisable into common stock at the price equal to the price of the common stock sold in our next public financing.

The Company entered into 8%-10% Convertible Promissory Notes and Securities Purchase Agreements with three accredited investors on February 4, 2016, totaling $165,000 with an original issue discount of $15,000. The Company issued a total of 10,500 shares of restricted common stock to the investors valued at $70,875 and paid $7,500 in legal fees. The Company received $128,500 net of all fees.

On February 23, 2016, the Company entered into a Consulting Agreement with David Markowski for business development services. On February 29, 2016, Mr. Markowski was issued 2,000 shares of our common stock. The Company expensed $14,600 during the year ended September 30, 2016.

On July 12, 2016, a supplier converted accounts payable totaling $232,966 into 77,665 shares of common stock valued at $3.00 per share.

On August 1, 2016, the Company entered an Agreement with Axiom Financial, Inc. for business development services. Under the Agreement, the Company issued 25,000 shares of our common stock. The Company expensed $29,000 during the year ended September 30, 2016.

On August 10, 2016, the Company closed a Stock Purchase Agreement with Dale Broadrick, an accredited investor and affiliate of the Company for the purchase of $500,000 of the Company’s common stock at $0.70 per share or 714,286 shares of common stock. In addition, the investor received 100% warrant coverage with a five year warrant having a strike price of $0.70. These common shares and warrants are not subject to a registration statement.

Warrants to Purchase Common Stock

The following warrants were issued during the year ended September 30, 2017:

The Company entered into Convertible Promissory Notes totaling $710,000 with accredited investors during September 2015 to February 2016 to fund short-term working capital. The Notes accrued interest at a rate of 8% per annum and became due September 2016 to February 2017 and were convertible into common stock as part of our next financing. On November 30, 2016, the Company converted $695,000 of the Convertible Promissory Notes and interest of $54,078 into 936,348 shares of comment stock. The Company also issued warrants to purchase 936,348 shares of the Company’s common stock. The five-year warrants are exercisable at $1.00 per share, subject to adjustment.

On November 14, 2016, the Company issued 187,500 shares of Series D Convertible Preferred Stock and a warrant to purchase 187,500 shares of common stock in a private placement to certain accredited investors for gross proceeds of $150,000 pursuant to a Series D Preferred Stock and Warrant Purchase Agreement dated November 10, 2016. The warrant was valued at $189,938.

On December 19, 2016, the Company issued 187,500 shares of Series D Convertible Preferred Stock and a warrant to purchase 187,500 shares of common stock in a private placement to an accredited investor for gross proceeds of $150,000 pursuant to a Series D Preferred Stock and Warrant Purchase Agreement dated December 14, 2016. The warrant was valued at $131,250.

On February 24, 2017, the Company issued 283,861 shares of Series D Convertible Preferred Stock and a warrant to purchase 283,861 shares of common stock in a private placement to an accredited investor for conversion of a $220,000 Promissory Note and accrued interest of $7,089 pursuant to a Series D Preferred Stock and Warrant Purchase Agreement dated February 28, 2017. The warrant was valued at $198,703.

During the year ended September 30, 2017, the Company revised five year placement agent warrants to purchase 312,500 shares of common stock. The price was reduced from $1.00 to $0.70 per share and the exercise price is now subject to adjustment. The Company recorded 250,000 shares during the year ended September 30, 2016 the fair value of these warrants is $218,751 as of June 30, 2017.

On May 1, 2017, the Company issued 357,143 shares of Series D Convertible Preferred Stock and a warrant to purchase 357,143 shares of common stock in a private placement to an accredited investor for gross proceeds of $250,000 pursuant to a Series D Preferred Stock and Warrant Purchase Agreement dated May 1, 2017. The warrant was valued at $5,357.

On August 14, 2017, the Company issued a common stock purchase warrant to purchase 1,440,000 shares of common stock in a private placement to Clayton Struve for gross proceeds of $300,000 pursuant to a Securities Purchase Agreement dated August 14, 2017. The initial exercise price of the Warrant is $0.25 per share, also subject to certain adjustments. The warrants were valued at $111,429.

Warrants to acquire 7,668 shares of common stock at $30.00 per share expired.

The conversion price of the Series A, C and D Shares and related warrants is currently $0.250 per share, subject to certain adjustments.

The following warrant issuances occurred during the year ended September 30, 2016:

On August 4, 2016, the Company adjusted the exercise price of the warrants and conversion price of the Series A Convertible Preferred Stock detailed above to $0.70 per share.

On August 5, 2016, the Company closed a Series C Preferred Stock and Warrant Purchase Agreement with Clayton A. Struve, an accredited investor for the purchase of $1,250,000 of preferred stock with a conversion price of $0.70 per share. The preferred stock has a yield of8% and an ownership blocker of 4.99%. In addition, Mr. Struve received a five year warrant to acquire 1,785,714 shares of common stock at $0.70 per share. Both the Series C and warrants will be included in a registration statement to be filed by the Company.

On August 10, 2016, the Company closed a Stock Purchase Agreement with Dale Broadrick, an accredited investor and affiliate of the Company for the purchase of $500,000 of the Company’s common stock at $0.70 per share. In addition, the investor received a five year warrant to acquire 714,286 shares of common stock at $0.70 per share. These common shares and warrants are not subject to a registration statement.

The Company issued a five year warrant to Garden State Securities, Inc. to acquire 250,000 shares of common stock at $1.00 per share. The warrants were valued at $120,750.

The Company issued five year warrants to placement agents to acquire 20,439 shares of common stock at $0.70 per share.

Thirteen investors exercised warrants at $2.50 per share and were issued 207,670 shares of common stock, for a total of $519,162 in proceeds to the Company.

Warrants to acquire 9,348 shares of common stock at $26.22 per share expired.

The Company entered into Convertible Promissory Notes totaling $710,000 with accredited investors during September 2015 to February 2016 to fund short-term working capital. The investors received $710,000 in warrants that are exercisable into common stock at the price equal to the price of the common stock sold in our next public financing. The number of warrants convertible into shares of common stock is not known at this time as the number of shares is determined by the price of the next up-lift offering by an investment banker.

A summary of the warrants issued as of September 30, 2017 were as follows:

	September 30, 2017
		Weighted
		Average
		Exercise
	Shares	Price
Outstanding at beginning of period	3,453,171	$0.840
Issued	3,454,853	0.399
Exercised	-	-
Forfeited	-	-
Expired	(7,668)	(30.000)
Outstanding at end of period	6,900,356	$0.428
Exercisable at end of period	6,900,356

A summary of the status of the warrants outstanding as of September 30, 2017 is presented below:

	September 30, 2017
	Weighted	Weighted		Weighted
	Average	Average		Average
Number of	Remaining	Exercise	Shares	Exercise
Warrants	Life ( In Years)	Price	Exercisable	Price
5,222,616	3.77	$0.250	5,222,616	$0.250
734,725	3.74	0.700	734,725	0.700
936,348	4.17	1.000	936,348	1.000
6,667	1.25	30.000	6,667	30.000
6,900,356	3.72	$0.428	6,900,356	$0.428

The significant weighted average assumptions relating to the valuation of the Company’s warrants for the year ended September 30, 2017 were as follows:

Dividend yield	0%
Expected life	.25-3
Expected volatility	90%
Risk free interest rate	.01-.07%

At September 30, 2017, vested warrants totaling 6,900,356 shares had an aggregate intrinsic value of $0.